ACCUMULATED OTHER COMPREHENSIVE INCOME AMOUNT RECLASSIFIED FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized gains and losses on securities available for sale	$ (4,563)	$ (370)	$ (161)
Amortization of prior service cost	413	413	413
Recognized net actuarial loss	(2,334)	(1,803)	(2,188)
Other Comprehensive Income, Reclassification, Amortization of Defined Benefit Plans items, Pre-tax	(1,921)	(1,390)	(1,775)
Total reclassifications for the period, before tax	$ (6,484)	$ (1,760)	$ (1,936)